Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
Segment Information

(20) Segment Information

The Company's operations have been organized into the following segments: North America, Europe, and Corporate & Other. The Company's ATM operations in the U.S., Canada, Mexico, and Puerto Rico are included in its North America segment. The Company’s ATM operations in the U.K., Germany, Poland, and its ATM adversiting business (i-design) are included in its Europe segment. The Company’s transaction processing operations, which service its North American and European operations along with external customers, and the Company’s corporate general and administrative functions comprise the Corporate & Other segment. In 2016, the Company reorganized its operations and created the Corporate & Other segment to separately present transaction processing operations from its primary ATM operations and present the corporate general and administrative functions separate from the North America segment. Additionally, the ATM advertising business (i-design) was previously included within the North America segment and due to organizational changes, is now a part of the Europe segment. While both regional reporting segments provide similar kiosk-based and/or ATM-related services, each of the regional segments is managed separately and requires different marketing and business strategies. Similarly, the transaction processing and corporate general and administrative functions are also managed separately. Segment information presented for prior periods has been revised to reflect this change in segments.

Management uses Adjusted EBITDA and Adjusted EBITA along with U.S. GAAP-based measures, to assess the operating results and effectiveness of its segments. Management believes Adjusted EBITDA and Adjusted EBITA are useful measures because they allow management to more effectively evaluate operating performance and compare its results of operations from period to period without regard to financing method or capital structure. Additionally, Adjusted EBITDA and Adjusted EBITA do not reflect acquisition and divestiture-related costs and the Company's obligations for the payment of income taxes, gain or loss on disposal of assets, interest expense, certain other non-operating and nonrecurring items or other obligations such as capital expenditures. Additionally, Adjusted EBITDA excludes depreciation and accretion expense.

Adjusted EBITDA and Adjusted EBITA, as defined by the Company, may not be comparable to similarly titled measures employed by other companies and is not a measure of performance calculated in accordance with U.S. GAAP. In evaluating the Company's performance as measured by Adjusted EBITDA and Adjusted EBITA, management recognizes and considers the limitations of these measurements. Accordingly, Adjusted EBITDA and Adjusted EBITA are only two of the measurements that management utilizes. Therefore, Adjusted EBITDA and Adjusted EBITA should not be considered in isolation or as a substitute for operating income, net income, cash flows from operating, investing, financing activities, or other income or cash flow statement data prepared in accordance with U.S. GAAP.

Below is a reconciliation of Adjusted EBITDA and Adjusted EBITA to net income attributable to controlling interests for the years ended December 31, 2015, 2014, and 2013:

	2015	2014	2013
	(In thousands)
Adjusted EBITA	$211,779	$179,622	$151,985
Add back:
Depreciation and accretion expense (1)	84,608	74,314	66,857
Adjusted EBITDA	$296,387	$253,936	$218,842
Less:
(Gain) loss on disposal of assets	(14,010)	3,224	2,790
Other expense (income)	3,780	(1,616)	(3,150)
Noncontrolling interests (2)	(996)	(1,745)	(2,399)
Stock-based compensation expense (1)	19,421	16,432	12,290
Acquisition and divestiture-related expenses (3)	27,127	18,050	15,400
Other adjustments to cost of ATM operating revenues (4)	—	—	8,670
Other adjustments to selling, general, and administrative expenses (5)	—	—	505
EBITDA	$261,065	$219,591	$184,736
Less:
Interest expense, net, including amortization of deferred financing costs and note discount	30,814	33,812	23,086
Redemption costs for early extinguishment of debt	—	9,075	—
Income tax expense	39,342	28,174	42,018
Depreciation and accretion expense	85,030	75,622	68,480
Amortization of intangible assets	38,799	35,768	27,336
Net income attributable to controlling interests and available to common stockholders	$67,080	$37,140	$23,816

(1)

Amounts exclude a portion of the expense incurred by Cardtronics Mexico to account for the amounts allocable to the noncontrolling interest stockholders. In December 2015, the Company increased its ownership interest in its Mexico subsidiary.

(2)

Noncontrolling interest adjustment made such that Adjusted EBITDA includes only the Company’s ownership interest in the Adjusted EBITDA of its Mexico subsidiary. In December 2015, the Company increased its ownership interest in its Mexico subsidiary from 51.0% to 95.7%.

(3)

Acquisition and divestiture-related expenses include nonrecurring costs incurred for professional and legal fees and certain transition and integration-related costs, including contract termination and facility exit costs, employee-related severance costs, and related to our recent divestitures, excess operating costs associated with facilities that are in the process of being shut down or transitioned.

(4)	Adjustment to cost of ATM operating revenues for the year ended December 31, 2013 is related to a nonrecurring charge for retroactive property taxes on certain ATM locations in the U.K.
(5)	Adjustment to selling, general, and administrative expenses represents nonrecurring severance related costs associated with management of the Company’s U.K. operation.

The following tables reflect certain financial information for each of the Company's reporting segments for the years ended December 31, 2015, 2014, and 2013:

	Year Ended December 31, 2015
	North America	Europe	Corporate & Other	Eliminations/ Adjustments	Total
	(In thousands)
Revenue from external customers	$813,146	$376,226	$10,929	$—	$1,200,301
Intersegment revenues	—	1,187	22,241	(23,428)	—
Cost of revenues	521,818	259,889	24,658	(23,428)	782,937
Selling, general, and administrative expenses	59,697	32,410	48,394	—	140,501
Acquisition and divestiture-related expenses	4,213	22,259	655	—	27,127
Loss (gain) on disposal of assets	2,089	(16,099)	—	—	(14,010)

Adjusted EBITDA	225,989	85,126	(14,795)	67	296,387

Depreciation and accretion expense	46,386	34,134	4,510	—	85,030
Adjusted EBITA	179,603	50,992	(19,306)	490	211,779

Capital expenditures (1)	$83,369	$51,857	$7,123	$—	$142,349

	Year Ended December 31, 2014
	North America	Europe	Corporate & Other	Eliminations/ Adjustments	Total
	(In thousands)
Revenue from external customers	$762,664	$292,157	$—	$—	$1,054,821
Intersegment revenues	—	1,509	18,207	(19,716)	—
Cost of revenues	501,377	207,213	15,174	(19,716)	704,048
Selling, general, and administrative expenses	51,594	21,795	40,081	—	113,470
Acquisition and divestiture-related expenses	2,623	14,714	713	—	18,050
Loss on disposal of assets	2,138	1,086	—	—	3,224

Adjusted EBITDA	209,743	64,618	(20,603)	178	253,936

Depreciation and accretion expense	45,956	27,546	2,175	(55)	75,622
Adjusted EBITA	163,788	37,072	(22,778)	1,540	179,622

Capital expenditures (1)	$56,999	$46,252	$6,678	$(20)	$109,909

	Year Ended December 31, 2013
	North America	Europe	Corporate & Other	Eliminations/ Adjustments	Total
	(In thousands)
Revenue from external customers	$698,038	$178,448	$—	$—	$876,486
Intersegment revenues	—	—	16,622	(16,622)	—
Cost of revenues	455,304	140,812	15,793	(16,622)	595,287
Selling, general, and administrative expenses	40,716	13,575	30,301	—	84,592
Acquisition and divestiture-related expenses	2,499	7,333	5,568	—	15,400
Loss (gain) on disposal of assets	2,913	(123)	—	—	2,790

Adjusted EBITDA	202,151	33,174	(17,219)	736	218,842

Depreciation and accretion expense	45,065	22,448	1,047	(80)	68,480
Adjusted EBITA	157,088	10,726	(18,266)	2,437	151,985

Capital expenditures (1)	$52,301	$21,745	$3,156	$(49)	$77,153

(1)

Capital expenditure amounts include payments made for exclusive license agreements, site acquisition costs, and other intangible assets. Additionally, capital expenditure amounts for Mexico (included in the North America segment) are reflected gross of any noncontrolling interest amounts.

Identifiable Assets:

	Year ended December 31,
	2015	2014	2013
	(In thousands)
North America	$870,854	$809,821	$681,353
Europe	382,920	397,780	341,618
Corporate & Other	73,229	48,189	33,232
Total	$1,327,003	$1,255,790	$1,056,203